Changes in significant accounting policies	6 Months Ended
Feb. 28, 2023
Changes In Significant Accounting Policies
Changes in significant accounting policies

4. Changes in significant accounting policies

Future accounting pronouncements

The following standards have not yet been adopted and are being evaluated to determine their impact on the Company:

Amendments to IAS 1 - Classification of liabilities as current or non-current

Amendments to IAS 1 - Non-current Liabilities with Covenants

Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies

Amendments to IAS 8 - Definition of Accounting Estimates

Amendments to IAS 12 Income Taxes - Deferred Tax Related to Assets and liabilities Arising from a Single Transaction

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or the Company is still assessing what the impact will be to the Company’s financial statements.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)